Label	Element	Value
(John Hancock Retirement Income 2040 Fund - Classes A and I) | (John Hancock Retirement Income 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 18 to 20 of this prospectus under "Sales charge reductions and waivers" or pages 91 to 96 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of the prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in one or more underlying funds and other investments according to a "spend-down" (self-liquidating) distribution strategy designed to provide shareholders with regular cash distributions through December 2040. Distributions may include income, capital gains, and a return of capital. The fund anticipates that such distributions will be made on a quarterly basis, but the fund may increase or decrease distribution frequency in the future.

The fund may allocate investments among asset classes including, but not limited to, equity, fixed-income, and cash and cash equivalents (including money market funds), as well as underlying funds that invest in such securities. The fund may invest in securities of domestic and foreign issuers of any market capitalization. The fund's asset allocation strategy is designed to accommodate the fund's investment objective of maintaining and potentially increasing cash distributions through December 2040. The fund is not a traditional target date fund, in that it does not seek total return driven by a target retirement date. Rather, the manager uses a quantitative liability-driven investment (LDI) approach that seeks to manage duration and balance investment risk and return while providing distribution payments through December 2040. The fund's investment allocations may vary. The fund may focus its investments in a particular sector or sectors of the economy.

The fund expects to allocate its assets broadly in its earlier years of operation. The manager intends to hold significant exposures to investment-grade fixed-income securities, combined with a smaller weighting of equity investments.

The fund intends to gain exposure to fixed-income investments with a wide range of durations. The fund anticipates that the average duration of fixed-income holdings across the portfolio will be longer initially than it will be as the fund approaches its investment horizon, with average duration decreasing over time. The fund typically will have a greater exposure to fixed-income securities than to equity securities, although these allocations are not static and may be changed at the manager's discretion. The fund's exposure to equity securities is designed to provide growth of capital, which may result in increased distributions over time. The fund may be exclusively or nearly exclusively exposed to fixed-income securities or cash and cash equivalents as it nears its investment horizon.

The fund does not guarantee that any particular level of distributions will be maintained until December 2040. The target distribution amount per share for the fund's scheduled distributions will be determined in advance based on considerations including fund performance and market conditions, although it may vary from year to year or more frequently at manager's discretion. While the fund seeks to generate a stable distribution with potential periodic increases over time, distribution amounts are not fixed and may not be the same for each distribution. In addition, the fund's net assets are expected to decline over the life of the fund, with all or substantially all of the fund's assets being distributed by December 2040.

The fund anticipates that distributions will consist primarily of investment income, short-term and/or long-term capital gains, and return of capital. The portion of distributions treated as a return of capital for tax purposes may increase over time, particularly as the fund nears its investment horizon. A return of capital is the return of all or a portion of a shareholder's investment in the fund. The fund may make one or more additional distributions annually consisting wholly or in part of realized capital gains, consistent with applicable law, to satisfy the requirements for eligibility as a regulated investment company that is accorded special tax treatment under the Internal Revenue Code of 1986, as amended, (the "Code") and to reduce or eliminate tax at the fund-level. For the strategy to work as intended, any such additional distribution should be reinvested in the fund. For more information about the fund's distribution policies, see "Dividends and Account Policies" on pages 31 to 32 of this prospectus.

The fund may engage in derivative transactions, including foreign currency forward contracts, futures contracts, swaps, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund may utilize include: foreign currency forward contracts, futures contracts, swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Spend-down risk. The fund is designed for investors in retirement who intend to spend down their holdings in the fund. However, the fund is not a complete retirement program, there is no guarantee that the fund will provide sufficient retirement income, and the target distribution amount per share may vary. The fund's distributions are expected to result in a significant reduction in fund assets over time, which could result in an increase to the fund's expense ratio as fixed fund expenses are spread over a smaller asset base.

The fund is not a traditional target date fund and the fund's risk profile may be more or less aggressive from year to year or compared to any given time. Your risk tolerance may change over time and the manager may change the fund's long-term risk and return target for various reasons, including, but not limited to, in response to fund performance. For example, to the extent the fund underperforms (or outperforms) the long term risk and return target for a given year, it may lead to a decrease (or increase) in the target distribution rate or an increase (or decrease) in the long-term risk and return target in subsequent years.

Because the manager anticipates setting the target distribution amount periodically, it may not reflect any subsequent changes to the assumptions upon which it is calculated, including changes in the manager's assumptions regarding future market performance. The manager may modify the target distribution amount during the year at its discretion.

The fund's distributions are expected to include a return of capital to shareholders, and the fund expects that the amount of assets available for investment by the fund will decrease over time.

An investment in the fund could lose money over any time horizon because the fund allocates assets across different asset classes and investments with different risk and return characteristics.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Retirement Income 2040 Fund - Classes A and I) | (John Hancock Retirement Income 2040 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	4.00%
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 828
(John Hancock Retirement Income 2040 Fund - Classes A and I) | (John Hancock Retirement Income 2040 Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 350
(John Hancock Retirement Income 2040 Fund - Class R6) | (John Hancock Retirement Income 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the fund's first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of the prospectus, there is no portfolio turnover to report.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests in one or more underlying funds and other investments according to a "spend-down" (self-liquidating) distribution strategy designed to provide shareholders with regular cash distributions through December 2040. Distributions may include income, capital gains, and a return of capital. The fund anticipates that such distributions will be made on a quarterly basis, but the fund may increase or decrease distribution frequency in the future.

The fund may allocate investments among asset classes including, but not limited to, equity, fixed-income, and cash and cash equivalents (including money market funds), as well as underlying funds that invest in such securities. The fund may invest in securities of domestic and foreign issuers of any market capitalization. The fund's asset allocation strategy is designed to accommodate the fund's investment objective of maintaining and potentially increasing cash distributions through December 2040. The fund is not a traditional target date fund, in that it does not seek total return driven by a target retirement date. Rather, the manager uses a quantitative liability-driven investment (LDI) approach that seeks to manage duration and balance investment risk and return while providing distribution payments through December 2040. The fund's investment allocations may vary. The fund may focus its investments in a particular sector or sectors of the economy.

The fund expects to allocate its assets broadly in its earlier years of operation. The manager intends to hold significant exposures to investment-grade fixed-income securities, combined with a smaller weighting of equity investments.

The fund intends to gain exposure to fixed-income investments with a wide range of durations. The fund anticipates that the average duration of fixed-income holdings across the portfolio will be longer initially than it will be as the fund approaches its investment horizon, with average duration decreasing over time. The fund typically will have a greater exposure to fixed-income securities than to equity securities, although these allocations are not static and may be changed at the manager's discretion. The fund's exposure to equity securities is designed to provide growth of capital, which may result in increased distributions over time. The fund may be exclusively or nearly exclusively exposed to fixed-income securities or cash and cash equivalents as it nears its investment horizon.

The fund does not guarantee that any particular level of distributions will be maintained until December 2040. The target distribution amount per share for the fund's scheduled distributions will be determined in advance based on considerations including fund performance and market conditions, although it may vary from year to year or more frequently at manager's discretion. While the fund seeks to generate a stable distribution with potential periodic increases over time, distribution amounts are not fixed and may not be the same for each distribution. In addition, the fund's net assets are expected to decline over the life of the fund, with all or substantially all of the fund's assets being distributed by December 2040.

The fund anticipates that distributions will consist primarily of investment income, short-term and/or long-term capital gains, and return of capital. The portion of distributions treated as a return of capital for tax purposes may increase over time, particularly as the fund nears its investment horizon. A return of capital is the return of all or a portion of a shareholder's investment in the fund. The fund may make one or more additional distributions annually consisting wholly or in part of realized capital gains, consistent with applicable law, to satisfy the requirements for eligibility as a regulated investment company that is accorded special tax treatment under the Internal Revenue Code of 1986, as amended, (the "Code") and to reduce or eliminate tax at the fund-level. For the strategy to work as intended, any such additional distribution should be reinvested in the fund. For more information about the fund's distribution policies, see "Dividends and Account Policies" on pages 23 to 24 of this prospectus.

The fund may engage in derivative transactions, including foreign currency forward contracts, futures contracts, swaps, and options, to reduce risk, obtain efficient market exposure, and/or enhance investment returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 7 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Fund of funds risk. The fund's ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds' performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor's ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund may utilize include: foreign currency forward contracts, futures contracts, swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Investment company securities risk. A fund bears underlying fund fees and expenses indirectly.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Spend-down risk. The fund is designed for investors in retirement who intend to spend down their holdings in the fund. However, the fund is not a complete retirement program, there is no guarantee that the fund will provide sufficient retirement income, and the target distribution amount per share may vary. The fund's distributions are expected to result in a significant reduction in fund assets over time, which could result in an increase to the fund's expense ratio as fixed fund expenses are spread over a smaller asset base.

The fund is not a traditional target date fund and the fund's risk profile may be more or less aggressive from year to year or compared to any given time. Your risk tolerance may change over time and the manager may change the fund's long-term risk and return target for various reasons, including, but not limited to, in response to fund performance. For example, to the extent the fund underperforms (or outperforms) the long term risk and return target for a given year, it may lead to a decrease (or increase) in the target distribution rate or an increase (or decrease) in the long-term risk and return target in subsequent years.

Because the manager anticipates setting the target distribution amount periodically, it may not reflect any subsequent changes to the assumptions upon which it is calculated, including changes in the manager's assumptions regarding future market performance. The manager may modify the target distribution amount during the year at its discretion.

The fund's distributions are expected to include a return of capital to shareholders, and the fund expects that the amount of assets available for investment by the fund will decrease over time.

An investment in the fund could lose money over any time horizon because the fund allocates assets across different asset classes and investments with different risk and return characteristics.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.

(John Hancock Retirement Income 2040 Fund - Class R6) | (John Hancock Retirement Income 2040 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum Cumulative Sales Charge Over Other	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge Over Other	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total annual fund operating expenses after reimbursement	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 272

[1]	(on certain purchases, including those of $1 million or more)
[2]	"Other expenses" have been estimated for the fund's first year of operations.
[3]	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's anticipated investments in underlying investment companies.
[4]	To the extent that expenses of Class R6 shares exceed 0.34% of average net assets attributable to the class ("expense limitation"), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement, "expenses of Class R6 shares" means all expenses of the class (including fund expenses attributable to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees (underlying fund fees); (f) borrowing costs; (g) prime brokerage fees; and (h) short dividend expense. The expense limitation expires on June 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.